Note 4 - Income Tax Status (Details Textual) - EBP 06-1061602 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	May 26, 2021
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
EBP, Tax Status, Withholding Tax Paid	$ 16,692	$ 13,446
EBP, Dividend Withholding Tax Receivable	$ 66,192	$ 49,500